Document and Entity Information	Feb. 24, 2021
Cover [Abstract]
Entity Registrant Name	TANGER FACTORY OUTLET CENTERS, INC
Amendment Flag	false
Entity Central Index Key	0000899715
Document Type	8-K
Document Period End Date	Feb. 24, 2021
Entity Incorporation State Country Code	NC
Entity File Number	001-11986
Entity Tax Identification Number	56-1815473
Entity Address, Address Line One	3200 Northline Avenue
Entity Address, Address Line Two	Suite 360
Entity Address, Address Line Three
Entity Address, City or Town	Greensboro
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27408
City Area Code	(336)
Local Phone Number	292-3010
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, $0.01 par value
Trading Symbol	SKT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false